INCOME TAXES (Details Narrative) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
INCOME TAXES
Unused non-capital loss carry forwards	$ 10.7	$ 13.3
Resource tax pools	$ 32.2	$ 31.2